Nature of Business (Details) - USD ($)		10 Months Ended	12 Months Ended
	Oct. 14, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Nature Of Business [Line Items]
Number of units issued | shares			50,000,000
Warrant exercise price			$ 11.50
Proceeds from public offering			$ 500,000,000	$ 0
Proceeds from sale of private placement warrants			12,000,000	0
Maximum amount of interest to pay dissolution expenses			100,000
Tax benefit (provision)		$ 0	$ 0	0
Percentage refers to fair market value of business transaction			80.00%
Percentage of outstanding voting securities			50.00%
Net tangible assets			$ 5,000,001
Percentage refers to redemption of shares if no business combination occurs			15.00%
Investment held in trust account			$ 500,000,000	$ 0
Public Offering
Nature Of Business [Line Items]
Proceeds from sale of stock	$ 500,000,000
Number of units issued | shares	50,000,000		50,000,000
Price per unit	$ 10.00
Percentage of public shares redeemed			100.00%
Share price			$ 10.00
Investment held in trust account			$ 500,000,000
Private placement
Nature Of Business [Line Items]
Proceeds from sale of stock	$ 12,000,000
Proceeds from warrants outstanding	$ 12,000,000
Aggregate sponsor warrants	8,000,000
Warrant exercise price	$ 1.50